Summary of Significant Accounting Policies Useful Lives (Details)	12 Months Ended
Dec. 31, 2017
Land Improvements [Member]
Useful lives (in years)	25 years
Other Machinery and Equipment [Member]
Useful lives (in years)	20 years
Minimum [Member] | Building [Member]
Useful lives (in years)	25 years
Minimum [Member] | Equipment [Member]
Useful lives (in years)	3 years
Maximum [Member] | Building [Member]
Useful lives (in years)	40 years
Maximum [Member] | Equipment [Member]
Useful lives (in years)	10 years